Adoption of Accounting Policies Cumulative effect to March 1, 2018 Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Mar. 01, 2018	Feb. 28, 2018
Adoption of Accounting Policies
Retained earnings	$ (32)		$ (45)
Other Assets [Member]
Adoption of Accounting Policies
Impact of ASC606 during the fiscal year	17
Cumulative Effect of New Accounting Principle in Period of Adoption		$ 11
Other Assets	84	77	66
Deferred Revenue [Domain]
Adoption of Accounting Policies
Impact of ASC606 during the fiscal year	40
Cumulative Effect of New Accounting Principle in Period of Adoption		97
Deferred Revenue	350	292	195
Shareholders' Equity [Member]
Adoption of Accounting Policies
Impact of ASC606 during the fiscal year	(23)
Cumulative Effect of New Accounting Principle in Period of Adoption		(86)
Retained earnings		$ (131)	$ (45)
without impact of ASC606
Adoption of Accounting Policies
Other Assets	67
Deferred Revenue	310
Retained earnings	$ (9)